Document and Entity Information	9 Months Ended
Jan. 31, 2012
Document and Entity Information
Entity Registrant Name	UMAX GROUP CORP
Document Type	10-Q
Document Period End Date	Jan 31, 2012
Amendment Flag	false
Entity Central Index Key	0001517709
Current Fiscal Year End Date	--04-30
Entity Common Stock, Shares Outstanding	4,580,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

BALANCE SHEETS (USD $)	Jan. 31, 2012	Apr. 30, 2011
Current Assets
Cash and equivalents	$ 1,575	$ 4,675
Total current assets	1,575	4,675
Total Assets	1,575	4,675
Current Liabilities:
Loans from Shareholders	0	2,500
Accounts Payable	3,294	3,194
Total current liabilities	3,294	5,694
Total liabilities	3,294	5,694
Stockholders' Equity
Common Stock, $0.001 par value, 75,000,000 shares authorized, 4,580,000 shares issued and outstanding (4,500,000 shares issued and outstanding as at April 30, 2011)	4,580	4,500
Additional paid-in-capital	1,520	0
Deficit accumulated during the development stage	(7,819)	(5,519)
Total stockholders' equity	(1,719)	(1,019)
Total liabilities and stockholders' equity	$ 1,575	$ 4,675

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	9 Months Ended	10 Months Ended
	Jan. 31, 2012	Jan. 31, 2012	Jan. 31, 2012
Expenses:
General and Administrative Expenses	$ 50	$ 2,300	$ 7,819
Total Expense	50	2,300	7,819
Net (loss)	$ (50)	$ (2,300)	$ (7,819)
(Loss) per common share Basic	$ 0	$ 0
Weighted Average Number of Common Shares Outstanding	4,500,870	4,500,290

STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended	10 Months Ended
	Jan. 31, 2012	Jan. 31, 2012
Operating Activities
Net (loss)	$ (2,300)	$ (7,819)
Increase (Decrease) in accounts payable	(2,500)	0
Net cash (used) for operating activities	(4,800)	(7,819)
Financing Activities
Loan from Shareholders	100	3,294
Sale of Common Shares	1,600	6,100
Net cash provided by financing activities	1,700	9,394
Net increase (decrease) in cash and equivalents	(3,100)	1,575
Cash and equivalents at beginning of the period	4,675
Cash and equivalents at end of the period	1,575	1,575
Supplemental cash flow information:
Interest paid	0	0
Income taxes paid	$ 0	$ 0

Organization, Consolidation and Presentation of Financial Statements	9 Months Ended
Jan. 31, 2012
Organization, Consolidation and Presentation of Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

UMAX GROUP CORP.

(A DEVELOPMENT STAGE COMPANY)

NOTES TO THE FINANCIAL STATEMENTS

JANUARY 31, 2012

(Unaudited)

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Umax Group Corp. (the "Company") was incorporated under the laws of the State of Nevada, U.S. on March 21, 2011. We are a development stage company and our business is distribution of arcade machines. The Company is in the development stage as defined under Statement on Financial Accounting Standards Accounting Standards Codification FASB ASC 915-205 "Development-Stage Entities.”  Since inception through January 31, 2012 the Company has not generated any revenue and has accumulated losses of $7,819.

NOTE 2 – GOING CONCERN

The financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has incurred losses since inception resulting in an accumulated deficit of $7,819 as of January 31, 2012 and further losses are anticipated in the development of its business raising substantial doubt about the Company’s ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with existing cash on hand and loans from directors and/or private placement of common stock.

NOTE 3– SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES

Development Stage Company

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles related to development stage companies. A development-stage company is one in which planned principal operations have not commenced or if its operations have commenced, there has been no significant revenues there from.

Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America and are presented in US dollars.

Accounting Basis

The Company uses the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP” accounting).  The Company has adopted a April 30 fiscal year end.

Cash and Cash Equivalents

The Company considers all highly liquid investments with the original maturities of three months or less to be cash equivalents. The Company had $1,575 cash and $-0- cash equivalents as of January 31, 2012.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents and amounts due to shareholder.  The carrying amounts of cash and current liabilities approximate fair value because of the short-term maturity of these items. These fair value estimates are subjective in nature and involve uncertainties and matters of significant judgment, and, therefore, cannot be determined with precision.  Changes in assumptions could significantly affect these estimates.  We do not hold or issue financial instruments for trading purposes, nor do we utilize derivative instruments.

Income Taxes

We account for income taxes as required by the Income Tax Topic of the FASB ASC, which requires recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue Recognition

The Company recognizes revenue when products are fully delivered or services have been provided and collection is reasonably assured.

Stock-Based Compensation

Stock-based compensation is accounted for at fair value in accordance with ASC Topic 718.  To date, the Company has not adopted a stock option plan and has not granted any stock options.

Basic Income (Loss) Per Share

Basic income (loss) per share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. There are no such common stock equivalents outstanding as of January 31, 2012.

Recent Accounting Pronouncements

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.

NOTE 4 –INDEBTEDNESS TO RELATED PARTY

The director loaned $3,294 to the Company to pay for incorporation and organization fees.  The amount is due on demand, non-interest bearing and unsecured.  The balance due to director was $3,294 as of January 31, 2012.

NOTE 5 – COMMON STOCK

On April 1, 2011, the Company issued 1,500,000 shares of common stock for cash proceeds of $1,500 at $0.001 per share to its director. On Aril 7, 2011, the Company issued 3,000,000 shares of common stock for cash proceeds of $3,000 at $0.001 per share to its director. On January 31, 2012 the Company issued 80,000 shares of common stock for cash proceeds of $1,600 at $0.02 per share There were 4,580,000 shares of common stock issued and outstanding as of January 31, 2012.

NOTE 6– INCOME TAXES

As of January 31, 2012, the Company had net operating loss carry forwards of $7,819 that may be available to reduce future years’ taxable income in varying amounts through 2031. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

NOTE 7 – SUBSEQUENT EVENTS

In February 2012, the Company issued 1,110,000 shares of common stock for cash proceeds of $22,200 at $0.02 per share.